Income taxes - Reconciliation of Effective Tax Rate (Details) - Her Majesty's Revenue and Customs (HMRC)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Income taxes
UK tax rate	20.00%	20.75%	22.50%	23.75%
Permanent differences relating to foreign exchange	(8.70%)	3.40%
Surrender of R&D expenditures for R&D tax credit	(4.50%)	(5.50%)	(12.10%)	(10.00%)
Change in valuation allowances	(10.80%)	(20.70%)	(16.20%)	(13.60%)
Other	4.20%	0.90%	5.00%	(0.20%)
Effective income tax rate	0.20%	(1.10%)	(0.80%)